Business Combination Involving Entities Under Common Control	12 Months Ended
Dec. 31, 2019
Disclosure of Business Combination Involving Entities Under Common Control [Abstract]
Business Combination Involving Entities Under Common Control
40	BUSINESS COMBINATION INVOLVING ENTITIES UNDER COMMON CONTROL
Business combination involving entities under common control during the period

Name of acquiree	Proportion of equity interests acquired in business combination	Basis for business combination under common control	Acquisition Date	Basis for determination of acquisition date	From the beginning of the period to the acquisition date			2018
					Revenue	Net profit	Net cash outflow	Revenue	Net profit
Dalian West Pacific	56.04%	The Company and Dalian West Pacific are under the ultimate control of CNPC before and after the business combination and the control is not temporary	May 31, 2019	Acquisition of actual control	10,763	1	(53)	37,385	1,564
Dalian West Pacific was established in December 1990. It principally engages in the manufacturing and sale of petroleum and petrochemical products. Before the acquisition date, the Company holds 28.44% equity of Dalian West Pacific. After the completion of the equity acquisition, the Company holds 84.48% equity of Dalian West Pacific in total.
As the Company and Dalian West Pacific are under the ultimate control of CNPC and the control is not temporary. The acquisition of Dalian West Pacific has been reflected in the accompanying consolidated financial statements as combination of entities under common control. Consequently, Dalian West Pacific has been included in the scope of consolidation during the historical period. The opening balance of the final consolidated financial statements of 2019 and the comparative statements have been adjusted accordingly.

The financial position as at December 31, 2018 and results of operation for the years ended December 31, 2017 and 2018 previously reported by the Group have been restated to include the assets and liabilities and the results of operations of Dalian West Pacific on a consolidation basis as set out below:

	The Group, as previously reported	Dalian West Pacific	Consolidation adjustment	The Group, as restated
	RMB	RMB	RMB	RMB
Summarized statement of comprehensive income for the year ended December 31, 2017:
Revenue	2,015,890	27,715	(11,307)	2,032,298
Total operating expenses	(1,948,168)	(24,601)	11,307	(1,961,462)
Profit from operations	67,722	3,114	—	70,836
Profit for the year	36,793	2,602	—	39,395
Profit for the year attributable to owners of the Company	22,798	2,602	(1,863)	23,537
Profit for the year attributable to non-controlling interests	13,995	—	1,863	15,858
Basic and diluted earnings per share (RMB Yuan)	0.12			0.13

Summarized statement of comprehensive income for the year ended December 31, 2018:
Revenue	2,353,588	37,385	(16,039)	2,374,934
Total operating expenses	(2,232,591)	(35,440)	16,039	(2,251,992)
Profit from operations	120,997	1,945	—	122,942
Profit for the year	72,416	1,564	—	73,980
Profit for the year attributable to owners of the Company	52,591	1,564	(1,119)	53,036
Profit for the year attributable to non-controlling interests	19,825	—	1,119	20,944
Basic and diluted earnings per share (RMB Yuan)	0.29			0.29

Summarized financial position as at December 31, 2018:
Current assets	433,128	5,126	(13)	438,241
Non-current assets	1,999,138	3,498	—	2,002,636
Total assets	2,432,266	8,624	(13)	2,440,877
Current liabilities	586,386	10,057	(13)	596,430
Non-current liabilities	435,222	334	—	435,556
Total liabilities	1,021,608	10,391	(13)	1,031,986
Non-controlling interests	196,372	—	(1,264)	195,108
Total equity attributable to owner of the Company	1,214,286	(1,767)	1,264	1,213,783